Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	2022	2021
Payroll	$253,212	$180,855
Interest payable	21,132	-
Other payable	73,823	1,070
Total	$348,167	$181,925